NET REVENUE (Tables)	3 Months Ended
Mar. 31, 2023
Revenue from Contracts with Customers [Abstract]
Schedule of disaggregation of revenue
The following table presents the Company’s revenue disaggregated based on revenue source and timing of revenue recognition for the three month periods ended March 31, 2023 and 2022. The Company believes these categories best depict the nature and timing of revenue:

(in millions)	Three Months Ended March 31,
	2023	2022
Type of goods and services:
Wafer fabrication	$1,680	$1,825
Engineering and other pre-fabrication services	161	115
	$1,841	$1,940

Timing of revenue recognition:
Revenue recognized over time	$107	$127
Revenue recognized at a point in time	1,734	1,813
	$1,841	$1,940